Capital stock - Summary of Capital Stock (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Number of shares	112,200,752	84,150,261
Capital Stock (Note 15)	$ 8,283,347	$ 471,282